Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Operating Attributed to Discontinued Operation

Below are data of the operating results attributed to the discontinued operation:

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Revenues from sales	-	5,459	29,741
Cost of sales	-	(5,931)	(27,383)
Gross profit (loss)	-	(472)	2,358
Sales and marketing expenses	-	351	1,126
General and administrative expenses	-	851	308
Operating income (loss)	-	(1,674)	924
Finance expenses, net	1,523	356	317
Income (loss) before taxes on income	(1,523)	(2,030)	607
Taxes on income	362	-	38
Income (loss) after taxes on income	(1,885)	(2,030)	569

Schedule of Net Cash Flows Provided by (used in) the Discontinued Operation

Below are data of the net cash flows provided by (used in) the discontinued operation:

	Year ended December 31,
	2024	2023	2022
	USD in thousands

Net cash provided by discontinued operating activities	995	1,917	1,867
Net cash provided by (used in) discontinued investing activities	-	(1,026)	949
Net cash used in discontinued financing activities	(1,015)	(1,375)	(2,429)
Total net cash provided by (used in) discontinued operation	(20)	(484)	387